Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Fair value of the investment properties	$ 637	$ 543
Level 3 of fair value hierarchy [member] | At fair value [member] | Investment property completed [member]
Disclosure of fair value measurement of assets [line items]
Fair value of the investment properties	$ 7,999	$ 7,686